Income Tax Matters, NOL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 875.1
NOL carryforwards related to the excess tax benefits from vesting of employee restricted stock	1.7
AMT credit carryforwards	29.8
(Decrease) Increase in valuation allowance	(1.3)	2.1	(11.5)
US tax liability on undistributed earnings of the Canadian subsidiary	0
Income tax provision on undistributed foreign earnings	0
State of Illinois
Operating Loss Carryforwards [Line Items]
(Decrease) Increase in valuation allowance	$ (0.8)